Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Contribution Plan [abstract]
Retirement benefit costs	$ 39.6	$ 36.2	$ 33.8